Public Offering Warrants (Tables)	12 Months Ended
Jun. 30, 2018
Public Offering Warrants [Abstract]
Schedule of assumptions used to value the Company's warrant
For the years ended June 30, 2018
Warrants	283,192
Expected term (in years)	2.75
Expected volatility	49.39%
Risk-free interest rate	2.11%

Schedule of warrants activities
	Number of warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life

Outstanding as of July 1, 2017	-
Granted	83,162	$6.3	4.9 years
Granted	200,030	$4.2	4.9 years
Exercised	-
Forfeited or expired	-
Outstanding as of June 30, 2018	283,192
Exercisable as of June 30, 2018	-
Vested as of June 30, 2018	283,192